Financial liabilities - Schedule of Fair Value of Conversion Right Using Finite Difference Method and Share Interest Feature Using the Monte Carlo Simulations (Details) - $ / shares			12 Months Ended
	Aug. 08, 2025	Mar. 27, 2024	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Maturity term			4 years
Share price (in dollars per share)			$ 7.75
Equity Volatility			65.00%
Dividend Yield			0.00%
Interest rate			4.00%
Floor rate			3.00%
Variable rate			8.33%
Conversion price (in dollars per share)			$ 8.00
Conversion cap (in dollars per share)			$ 12.00
Credit spread			17.50%
Par value of percent			98.50%
Senior Secured Bridge Loan Facility
Disclosure of detailed information about financial instruments [line items]
Share price (in dollars per share)			$ 4.32
Equity Volatility			6500.00%
Dividend Yield			0.00%
Strike price (in dollars per share)			$ 5.42
Strike price (in percent)			12500.00%
Risk free rate (in percent)			373.00%
Valuation Date
Disclosure of detailed information about financial instruments [line items]
Key inputs		March 27, 2024
Maturity Date
Disclosure of detailed information about financial instruments [line items]
Key inputs		March 27, 2028, term of 4 years
Maturity Date | Senior Secured Bridge Loan Facility
Disclosure of detailed information about financial instruments [line items]
Key inputs	August 8, 2030
Risk-free Rate
Disclosure of detailed information about financial instruments [line items]
Key inputs		Zero coupon curve based on United States Dollar Swap rates as of March 27, 2024
Risk-free Rate | Senior Secured Bridge Loan Facility
Disclosure of detailed information about financial instruments [line items]
Key inputs	3.73
Share Price
Disclosure of detailed information about financial instruments [line items]
Key inputs		7.75, based on Lifezone's March 27, 2024, closing share price on the NYSE
Share Price | Senior Secured Bridge Loan Facility
Disclosure of detailed information about financial instruments [line items]
Key inputs	$4.32 based on Lifezone's 30 days VWAP closing share price on the NYSE
Strike Price | Senior Secured Bridge Loan Facility
Disclosure of detailed information about financial instruments [line items]
Key inputs	$5.42/share; being 125% of the Share Price
Equity Volatility
Disclosure of detailed information about financial instruments [line items]
Key inputs		65%, selected based on review of the volatility (rounded) of a group of peer companies
Equity Volatility | Senior Secured Bridge Loan Facility
Disclosure of detailed information about financial instruments [line items]
Key inputs	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield
Disclosure of detailed information about financial instruments [line items]
Key inputs		Assumed at 0% as Management does not expect dividends to be distributed during the term of the Debenture
Dividend Yield | Senior Secured Bridge Loan Facility
Disclosure of detailed information about financial instruments [line items]
Key inputs	Assumed at 0% as management does not expect dividends to be distributed during the term of the warrants
Interest Rate
Disclosure of detailed information about financial instruments [line items]
Key inputs		Forward SOFR + 4.0%, subject to a SOFR floor of 3.0%, 30/360 basis
Conversion Price
Disclosure of detailed information about financial instruments [line items]
Key inputs		$8.00
Conversion Cap
Disclosure of detailed information about financial instruments [line items]
Key inputs		$12.00
Credit Spread
Disclosure of detailed information about financial instruments [line items]
Key inputs		17.5% based on an estimated market-based unsecured rate for Lifezone and consideration of calibrating the FV of the Debentures to 98.5% of par